Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—1.9%
U.S. Treasury Bonds
1.875%, 11/15/51(1)	$ 1,145	$ 704
4.000%, 11/15/52(1)	5,360	5,172
3.625%, 5/15/53(1)	2,585	2,331
Total U.S. Government Securities (Identified Cost $9,196)		8,207

Municipal Bonds—0.5%
California—0.1%
University of California, Regents Series B-A, Taxable 4.428%, 5/15/48	290	254
Florida—0.1%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	370	352
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable Series B 5.020%, 3/1/48	355	318
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	85	64
New York—0.1%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	530	565
Texas—0.0%
State of Texas, Texas Transportation Commission General Obligation Taxable 3.211%, 4/1/44	110	87
	Par Value	Value

Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	$ 565	$ 484
Total Municipal Bonds (Identified Cost $2,419)		2,124

Foreign Government Securities—2.4%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(2)	225	21
RegS 8.250%, 10/13/24(2)(3)	610	59
RegS 7.650%, 4/21/25(2)(3)	830	83
Dominican Republic 144A 4.875%, 9/23/32(4)	1,050	888
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(3)	835	758
Federative Republic of Brazil 6.000%, 10/20/33	400	389
Hungary Government International Bond 144A 6.250%, 9/22/32(4)	250	252
Kingdom of Jordan 144A 5.850%, 7/7/30(4)	295	271
Kingdom of Morocco
144A 3.000%, 12/15/32(4)	200	156
144A 5.500%, 12/11/42(4)	295	249
Republic of Angola 144A 8.250%, 5/9/28(4)	465	406
Republic of Argentina 3.500%, 7/9/41(5)	1,245	382
Republic of Ecuador 144A 6.000%, 7/31/30(4)(5)	340	166
Republic of Egypt 144A 7.600%, 3/1/29(4)	665	427
Republic of Ivory Coast 144A 6.375%, 3/3/28(4)	320	301
Republic of Nigeria 144A 7.375%, 9/28/33(4)	320	244
See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Republic of Panama 4.300%, 4/29/53	$ 200	$ 144
Republic of Philippines 3.700%, 3/1/41	710	569
Republic of Poland 4.875%, 10/4/33	325	315
Republic of Serbia 144A 6.500%, 9/26/33(4)	300	296
Republic of South Africa 5.875%, 4/20/32	335	296
Republic of Turkey
7.625%, 4/26/29	645	626
9.125%, 7/13/30	555	565
Saudi International Bond
144A 5.500%, 10/25/32(4)	560	577
144A 4.500%, 10/26/46(4)	335	282
State of Qatar 144A 3.750%, 4/16/30(4)	305	288
Ukraine Government
144A 7.750%, 9/1/26(2)(4)	455	131
RegS 7.750%, 9/1/26(2)(3)	290	83
United Mexican States
3.500%, 2/12/34	400	332
6.338%, 5/4/53	755	753
Total Foreign Government Securities (Identified Cost $12,051)		10,309

Mortgage-Backed Securities—7.0%
Agency—1.2%
Federal Home Loan Mortgage Corp. Pool #SD8309 6.000%, 3/1/53	1,833	1,838
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	885	858
Pool #MA4785 5.000%, 10/1/52	879	853
Pool #MA4805 4.500%, 11/1/52	901	854
	Par Value	Value

Agency—continued
Pool #MA5072 5.500%, 7/1/53	$ 868	$ 857
		5,260

Non-Agency—5.8%
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(4)(5)	210	194
2022-B, A1 144A 3.500%, 3/27/62(4)(5)	744	693
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(4)	1,000	980
2015-SFR1, A 144A 3.467%, 4/17/52(4)	152	146
2015-SFR2, C 144A 4.691%, 10/17/52(4)	340	331
AMSR Trust
2021-SFR2, C 144A 1.877%, 8/17/38(4)	245	215
2021-SFR3, D 144A 2.177%, 10/17/38(4)	260	225
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(4)(5)	424	395
2019-2, A1 144A 3.347%, 4/25/49(4)(5)	151	140
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	360	352
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.208%, 4/15/37(4)(5)	435	427
BX Trust
2019-OC11, D 144A 4.075%, 12/9/41(4)(5)	660	550
2022-CLS, A 144A 5.760%, 10/13/27(4)	663	610
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(4)(5)	100	89
2016-SH2, M2 144A 3.750%, 12/25/45(4)(5)	346	306

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(4)(5)	$ 424	$ 388
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(4)(5)	244	232
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(4)(5)	446	431
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(4)	400	339
2022-1, A 144A 4.744%, 6/17/55(4)(5)	445	434
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month Term SOFR + 1.027%, Cap N/A, Floor 0.980%) 144A 6.338%, 5/15/36(4)(5)	923	922
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(4)(5)	299	257
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(4)(5)	293	257
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(4)(5)	43	39
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(4)	710	646
2021-SFR1, D 144A 2.189%, 8/17/38(4)	710	617
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(4)(5)	16	14
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.799%, 8/15/39(4)(5)	537	537
	Par Value	Value

Non-Agency—continued
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(5)	$ 559	$ 545
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.761%, 10/25/29(4)(5)	205	180
2017-3, 2A2 144A 2.500%, 8/25/47(4)(5)	81	69
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 2/25/26(4)(5)	106	106
MetLife Securitization Trust
2017-1A, M1 144A 3.454%, 4/25/55(4)(5)	241	204
2019-1A, A1A 144A 3.750%, 4/25/58(4)(5)	47	44
MFA Trust 2022-NQM2, A1 144A 4.000%, 5/25/67(4)(5)	205	193
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(4)(5)	417	340
2019-1, M2 144A 3.500%, 10/25/69(4)(5)	354	303
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(4)(5)	37	34
2016-3A, A1 144A 3.750%, 9/25/56(4)(5)	48	44
2016-3A, B1 144A 4.000%, 9/25/56(4)(5)	187	172
2016-4A, A1 144A 3.750%, 11/25/56(4)(5)	22	20
2016-4A, B1A 144A 4.500%, 11/25/56(4)(5)	961	899
2017-2A, A3 144A 4.000%, 3/25/57(4)(5)	215	200
2019-RPL2, M2 144A 3.750%, 2/25/59(4)(5)	440	370
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(4)(5)	43	41

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(4)(5)	$ 280	$ 270
Preston Ridge Partners Mortgage LLC 2021-2, A1 144A 2.115%, 3/25/26(4)(5)	85	82
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(4)	280	269
2021-SFR3, D 144A 2.288%, 5/17/26(4)	830	734
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(4)(5)	193	162
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(4)(5)	13	12
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(5)	76	71
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(4)(5)	64	51
Towd Point Mortgage Trust
2016-4, B1 144A 3.959%, 7/25/56(4)(5)	480	439
2017-1, A2 144A 3.500%, 10/25/56(4)(5)	350	337
2017-1, M1 144A 3.750%, 10/25/56(4)(5)	385	361
2017-4, A2 144A 3.000%, 6/25/57(4)(5)	610	540
2018-6, A1B 144A 3.750%, 3/25/58(4)(5)	330	304
2018-6, A2 144A 3.750%, 3/25/58(4)(5)	480	414
2019-2, A2 144A 3.750%, 12/25/58(4)(5)	515	448
2019-4, A2 144A 3.250%, 10/25/59(4)(5)	445	378
2020-1, M1 144A 3.500%, 1/25/60(4)(5)	220	179
	Par Value	Value

Non-Agency—continued
2021-1, A2 144A 2.750%, 11/25/61(4)(5)	$ 465	$ 365
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(4)	590	547
2020-SFR2, D 144A 2.281%, 11/17/39(4)	660	563
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(4)	185	166
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(4)(5)	520	518
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(4)(5)	132	123
2021-NPL4, A1 144A 1.868%, 8/25/51(4)(5)	379	355
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(4)(5)	220	193
2022-4, A1 144A 4.474%, 4/25/67(4)(5)	382	364
2022-5, A1 144A 3.800%, 4/25/67(4)(5)	653	600
2022-7, A1 144A 5.152%, 7/25/67(4)(5)	360	351
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(4)	66	58
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	974	930
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(4)(5)	120	100
		24,814

Total Mortgage-Backed Securities (Identified Cost $32,393)		30,074

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Asset-Backed Securities—5.7%
Automobiles—2.4%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(4)	$ 745	$ 725
ACC Trust
2021-1, C 144A 2.080%, 12/20/24(4)	378	372
2022-1, C 144A 3.240%, 10/20/25(4)(6)	670	475
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(4)	467	468
American Credit Acceptance Receivables Trust 2022-1, E 144A 3.640%, 3/13/28(4)	560	510
Avid Automobile Receivables Trust 2021-1, E 144A 3.390%, 4/17/28(4)	230	211
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(4)	595	562
Carvana Auto Receivables Trust
2019-3A, D 144A 3.040%, 4/15/25(4)	61	61
2019-3A, E 144A 4.600%, 7/15/26(4)	535	527
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(4)	670	664
2023-3A, D 6.680%, 4/16/29	530	529
2019-1A, D 144A 4.130%, 12/16/24(4)	1	1
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(4)	540	528
2020-3A, E 144A 4.310%, 7/15/27(4)	1,285	1,248
	Par Value	Value

Automobiles—continued
2022-2A, D 144A 6.150%, 4/17/28(4)	$ 510	$ 502
LAD Auto Receivables Trust
2023-1A, D 144A 7.300%, 6/17/30(4)	550	554
2023-2A, D 144A 6.300%, 2/15/31(4)	450	442
Lendbuzz Securitization Trust 2023-2A, A2 144A 7.090%, 10/16/28(4)	441	440
Lobel Automobile Receivables Trust 2023-1, B 144A 7.050%, 9/15/28(4)	535	527
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(4)	410	395
Tricolor Auto Securitization Trust 2023-1A, C 144A 7.240%, 2/16/27(4)	554	554
		10,295

Consumer Loans—0.1%
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(4)	475	460
Upstart Securitization Trust 2022-2, A 144A 4.370%, 5/20/32(4)	164	163
		623

Credit Card—0.4%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(4)	590	544
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(4)	555	557

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Credit Card—continued
Mission Lane Credit Card Master Trust 2023-A, A 144A 7.230%, 7/17/28(4)	$ 447	$ 445
		1,546

Other—2.8%
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(4)	710	669
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(4)	422	419
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(4)	23	23
2019-A, C 144A 4.010%, 7/16/40(4)	591	522
2020-AA, D 144A 7.150%, 7/17/46(4)	480	411
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(4)	567	504
Business Jet Securities LLC 2020-1A, A 144A 2.981%, 11/15/35(4)	100	94
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(4)	261	236
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(4)	336	294
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(4)	525	525
Conn’s Receivables Funding LLC 2022-A, B 144A 9.520%, 12/15/26(4)	427	428
Dext ABS LLC 2020-1, D 144A 7.210%, 2/15/28(4)	475	457
	Par Value	Value

Other—continued
Diamond Resorts Owner Trust 2021-1A, B 144A 2.050%, 11/21/33(4)	$ 148	$ 135
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(4)	590	529
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(4)	62	61
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(4)	585	497
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(4)	86	80
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(4)	695	580
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(4)	534	480
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(4)	431	398
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(4)	586	569
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(4)	471	412
Octane Receivables Trust
2019-1A, C 144A 4.740%, 6/20/25(4)	445	444
2020-1A, B 144A 1.980%, 6/20/25(4)	710	703
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(4)	88	84
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(4)	500	478

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(4)	$ 235	$ 205
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(4)	710	697
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(4)	352	339
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(4)	693	583
		11,856

Total Asset-Backed Securities (Identified Cost $25,693)		24,320

Corporate Bonds and Notes—15.9%
Communication Services—1.1%
Altice France Holding S.A. 144A 6.000%, 2/15/28(4)	200	88
Altice France S.A.
144A 5.125%, 1/15/29(1)(4)	300	214
144A 5.125%, 7/15/29(1)(4)	175	124
AT&T, Inc. 5.400%, 2/15/34(1)	355	345
CCO Holdings LLC 144A 4.750%, 3/1/30(1)(4)	375	322
CSC Holdings LLC
5.250%, 6/1/24	270	256
144A 7.500%, 4/1/28(4)	365	232
CT Trust 144A 5.125%, 2/3/32(4)	450	369
DISH DBS Corp.
5.875%, 11/15/24	435	405
7.750%, 7/1/26	355	265
Gray Television, Inc. 144A 7.000%, 5/15/27(1)(4)	350	314
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(4)	335	199
Millennium Escrow Corp. 144A 6.625%, 8/1/26(4)	350	288
	Par Value	Value

Communication Services—continued
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(4)	$ 490	$ 141
Sprint Capital Corp. 8.750%, 3/15/32(1)	295	352
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(4)	600	508
Telesat Canada 144A 6.500%, 10/15/27(4)	270	134
		4,556

Consumer Discretionary—1.2%
Ashtead Capital, Inc.
144A 4.375%, 8/15/27(1)(4)	320	301
144A 5.500%, 8/11/32(1)(4)	260	248
Carnival Corp. 144A 7.000%, 8/15/29(1)(4)	55	56
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)(4)	250	217
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)(4)	190	186
Clarios Global LP
144A 8.500%, 5/15/27(4)	275	278
144A 6.750%, 5/15/28(1)(4)	40	40
eG Global Finance plc 144A 8.500%, 10/30/25(1)(4)	375	371
Ford Motor Co. 3.250%, 2/12/32(1)	170	133
Ford Motor Credit Co. LLC 7.350%, 3/6/30(1)	330	336
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)(4)	355	322
MDC Holdings, Inc. 3.966%, 8/6/61(1)	300	176
Newell Brands, Inc. 6.625%, 9/15/29(1)	373	369
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(4)	355	337
Nordstrom, Inc. 4.250%, 8/1/31(1)	550	414
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)(4)	125	126

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(4)	$ 530	$ 423
PulteGroup, Inc.
7.875%, 6/15/32(1)	155	177
6.375%, 5/15/33(1)	350	364
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)(4)	18	19
Weekley Homes LLC 144A 4.875%, 9/15/28(1)(4)	355	313
		5,206

Consumer Staples—0.4%
BAT Capital Corp. 7.750%, 10/19/32(1)	425	461
Central American Bottling Corp. 144A 5.250%, 4/27/29(4)	225	205
Coty, Inc. 144A 6.625%, 7/15/30(1)(4)	365	365
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)(4)	220	165
Pilgrim’s Pride Corp. 6.250%, 7/1/33(1)	443	439
Sigma Holdco B.V. 144A 7.875%, 5/15/26(4)	200	170
		1,805

Energy—3.1%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)(4)	375	374
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)(4)	265	254
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)(4)	410	410
BP Capital Markets plc 4.875% (1)(7)	465	421
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(4)	240	238
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)(4)	225	233
	Par Value	Value

Energy—continued
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)(4)	$ 325	$ 328
144A 6.714%, 8/15/63(1)(4)	50	51
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)(4)	526	544
CrownRock LP
144A 5.625%, 10/15/25(1)(4)	85	84
144A 5.000%, 5/1/29(1)(4)	170	158
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)(4)	295	261
Ecopetrol S.A.
4.625%, 11/2/31	465	365
8.875%, 1/13/33	460	465
Enbridge, Inc. 7.625%, 1/15/83(1)	435	438
Enerflex Ltd. 144A 9.000%, 10/15/27(1)(4)	263	262
Energy Transfer LP Series H 6.500% (1)(7)	350	319
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)(4)	415	329
Genesis Energy LP 8.875%, 4/15/30(1)	370	369
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(4)	250	250
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)(4)	305	283
144A 6.000%, 2/1/31(1)(4)	290	266
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(1)(3)(4)	380	359
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(4)	555	464
Kinder Morgan Energy Partners LP 7.500%, 11/15/40(1)	440	478
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)(4)	380	368

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Mesquite Energy, Inc. 144A 7.250%, 2/15/24(4)	$ 105	$ 8
Nabors Industries Ltd. 144A 7.250%, 1/15/26(4)	285	274
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)(4)	360	346
Occidental Petroleum Corp. 6.125%, 1/1/31(1)	420	423
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (4)(7)	26	—(8)
Pertamina Persero PT 144A 2.300%, 2/9/31(4)	480	386
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(4)(9)	665	43
Petroleos Mexicanos
6.500%, 3/13/27	450	393
6.700%, 2/16/32	790	594
7.690%, 1/23/50	505	336
Petronas Capital Ltd. 144A 3.500%, 4/21/30(4)	375	341
Reliance Industries Ltd. 144A 2.875%, 1/12/32(4)	570	468
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	280	287
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)(4)	330	306
Transocean, Inc.
144A 11.500%, 1/30/27(4)	45	48
144A 8.750%, 2/15/30(1)(4)	271	277
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)(4)	40	35
144A 4.125%, 8/15/31(1)(4)	340	288
		13,224

Financials—4.2%
Acrisure LLC 144A 7.000%, 11/15/25(4)	595	575
Allstate Corp. (The) Series B (3 month LIBOR + 2.938%) 8.564%, 8/15/53(1)(5)	340	335
	Par Value	Value

Financials—continued
American Express Co. 5.625%, 7/28/34(1)	$ 360	$ 355
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)(4)	580	414
Banco Mercantil del Norte S.A. 144A 6.625% (4)(7)	620	499
Banco Santander Chile 144A 3.177%, 10/26/31(4)	555	471
Bank of America Corp.
5.015%, 7/22/33(1)	455	438
2.482%, 9/21/36(1)	605	460
Bank of New York Mellon Corp. (The) Series G 4.700% (1)(7)	530	514
Barclays plc 7.437%, 11/2/33(1)	445	476
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(4)	485	419
Blackstone Private Credit Fund 2.625%, 12/15/26(1)	317	273
Blue Owl Credit Income Corp. 4.700%, 2/8/27(1)	319	292
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)(4)	415	320
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(4)	270	238
Capital One Financial Corp. 2.359%, 7/29/32(1)	255	182
Charles Schwab Corp. (The) Series H 4.000% (1)(7)	445	336
Citadel LP 144A 4.875%, 1/15/27(1)(4)	345	331
Citigroup, Inc.
6.270%, 11/17/33(1)	420	438
6.174%, 5/25/34(1)	329	328
Citizens Bank N.A. 2.250%, 4/28/25(1)	315	292
Cobra AcquisitionCo. LLC 144A 6.375%, 11/1/29(4)	360	249

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Corebridge Financial, Inc. 6.875%, 12/15/52(1)	$ 326	$ 317
Discover Financial Services 6.700%, 11/29/32(1)	237	236
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)(4)	720	644
Export-Import Bank Korea 5.125%, 1/11/33	465	470
Fifth Third Bancorp 4.337%, 4/25/33(1)	300	265
First American Financial Corp. 4.000%, 5/15/30(1)	300	261
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(1)(4)	169	166
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33(1)	320	266
6.450%, 5/1/36(1)	255	266
Huntington Bancshares, Inc. 2.550%, 2/4/30(1)	340	278
JPMorgan Chase & Co. 1.953%, 2/4/32(1)	780	615
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)(4)	210	190
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)(4)	515	416
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.628%, 4/20/67(1)(5)	515	344
MetLife, Inc. Series G 3.850% (1)(7)	340	313
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)(4)	475	423
Morgan Stanley
6.342%, 10/18/33(1)	560	587
5.948%, 1/19/38(1)	253	246
	Par Value	Value

Financials—continued
MSCI, Inc. 144A 3.625%, 9/1/30(1)(4)	$ 156	$ 135
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.541%, 4/30/43(1)(5)	270	265
Navient Corp. 6.750%, 6/25/25(1)	540	536
Prudential Financial, Inc.
5.125%, 3/1/52(1)	148	132
6.000%, 9/1/52(1)	89	85
6.750%, 3/1/53(1)	200	198
State Street Corp. 4.821%, 1/26/34(1)	293	278
Synchrony Financial
4.875%, 6/13/25(1)	80	77
3.700%, 8/4/26(1)	117	106
Texas Capital Bancshares, Inc. 4.000%, 5/6/31(1)	495	410
Toronto-Dominion Bank (The) 8.125%, 10/31/82(1)	475	477
Wells Fargo & Co.
5.389%, 4/24/34(1)	270	263
Series BB 3.900%(1)(7)	600	532
		18,032

Health Care—1.4%
Akumin, Inc. 144A 7.000%, 11/1/25(4)	400	302
Amgen, Inc.
5.250%, 3/2/33(1)	253	252
5.650%, 3/2/53(1)	100	99
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(4)	35	23
144A 11.000%, 9/30/28(4)	86	61
144A 14.000%, 10/15/30(4)	16	10
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32(1)	208	182

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)(4)	$ 315	$ 266
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)(4)	418	378
Community Health Systems, Inc.
144A 6.875%, 4/15/29(4)	35	22
144A 6.125%, 4/1/30(4)	405	233
144A 4.750%, 2/15/31(1)(4)	285	212
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30(1)	520	447
Endo Dac 144A 9.500%, 7/31/27(4)(9)	94	4
Fortrea Holdings, Inc. 144A 7.500%, 7/1/30(1)(4)	66	65
GE HealthCare Technologies, Inc. 5.857%, 3/15/30(1)	253	257
HCA, Inc. 5.500%, 6/1/33(1)	440	432
IQVIA, Inc. 144A 5.700%, 5/15/28(1)(4)	200	199
Lannett Co., Inc. 144A 7.750%, 4/15/26(4)(6)	135	7
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)(4)	525	518
Medline Borrower LP 144A 5.250%, 10/1/29(4)	205	182
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(4)(10)	187	133
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(4)	211	210
144A 10.000%, 4/15/27(4)	85	87
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(4)	395	304
Teva Pharmaceutical Finance Netherlands III B.V. 4.750%, 5/9/27	230	214
Universal Health Services, Inc. 2.650%, 1/15/32(1)	460	358
Viatris, Inc. 2.700%, 6/22/30(1)	325	264
	Par Value	Value

Health Care—continued
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30(1)	$ 500	$ 438
		6,159

Industrials—1.4%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)(4)	493	477
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)(4)	390	349
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)(4)	265	250
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)(4)	135	133
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)(4)	250	223
Boeing Co. (The)
5.150%, 5/1/30(1)	275	271
3.750%, 2/1/50(1)	205	150
5.930%, 5/1/60(1)	147	142
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)(4)	255	275
Concentrix Corp. 6.650%, 8/2/26(1)	260	260
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)(4)	593	491
Deluxe Corp. 144A 8.000%, 6/1/29(4)	190	160
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)(4)	460	400
Icahn Enterprises LP
6.250%, 5/15/26(1)	245	227
5.250%, 5/15/27(1)	40	35
Jacobs Engineering Group, Inc. 6.350%, 8/18/28(1)	130	132
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)(4)	165	154
Regal Rexnord Corp. 144A 6.400%, 4/15/33(1)(4)	554	549

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Industrials—continued
Sempra Global 144A 3.250%, 1/15/32(1)(4)	$ 534	$ 430
TransDigm, Inc.
144A 6.875%, 12/15/30(1)(4)	210	211
5.500%, 11/15/27(1)	220	209
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37(1)	296	295
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)(4)	205	189
		6,012

Information Technology—0.6%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(1)(4)	245	222
144A 4.000%, 7/1/29(1)(4)	275	247
CDW LLC 3.569%, 12/1/31(1)	339	287
Central Parent LLC 144A 8.000%, 6/15/29(1)(4)	20	20
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)(4)	75	69
144A 6.500%, 10/15/28(1)(4)	115	104
Dell International LLC 8.100%, 7/15/36(1)	314	361
Kyndryl Holdings, Inc. 3.150%, 10/15/31(1)	360	280
Leidos, Inc. 2.300%, 2/15/31(1)	540	428
Viasat, Inc. 144A 5.625%, 9/15/25(4)	445	421
		2,439

Materials—0.8%
ArcelorMittal S.A. 6.800%, 11/29/32(1)	250	257
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(4)	565	382
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)(4)	470	419
	Par Value	Value

Materials—continued
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)(4)	$ 180	$ 180
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)(4)	275	255
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)(4)	375	343
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)(4)	245	241
Mercer International, Inc. 5.125%, 2/1/29(1)	50	41
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(4)	450	445
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)(4)	345	318
Teck Resources Ltd. 6.125%, 10/1/35(1)	250	246
WR Grace Holdings LLC 144A 5.625%, 8/15/29(4)	124	105
		3,232

Real Estate—0.7%
EPR Properties 4.750%, 12/15/26(1)	455	418
GLP Capital LP
5.750%, 6/1/28(1)	277	269
3.250%, 1/15/32(1)	47	38
Kite Realty Group Trust 4.750%, 9/15/30(1)	495	453
MPT Operating Partnership LP
4.625%, 8/1/29(1)	140	101
3.500%, 3/15/31(1)	270	175
Office Properties Income Trust 4.500%, 2/1/25(1)	490	438
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31(1)	610	457
Service Properties Trust 4.950%, 2/15/27(1)	340	295
VICI Properties LP
4.950%, 2/15/30(1)	135	127

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Real Estate—continued
5.125%, 5/15/32(1)	$ 135	$ 125
144A 4.625%, 6/15/25(1)(4)	65	63
144A 5.750%, 2/1/27(1)(4)	190	186
		3,145

Utilities—1.0%
CMS Energy Corp. 4.750%, 6/1/50(1)	570	498
Electricite de France S.A.
144A 6.250%, 5/23/33(1)(4)	200	206
144A 6.900%, 5/23/53(1)(4)	200	209
Enel Finance International N.V. 144A 7.500%, 10/14/32(4)	260	286
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(4)	325	320
Ferrellgas LP
144A 5.375%, 4/1/26(1)(4)	125	117
144A 5.875%, 4/1/29(1)(4)	130	115
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)(4)	495	491
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)(4)	370	368
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(4)	655	622
Southern Co. (The) Series 21-A 3.750%, 9/15/51(1)	523	452
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)(4)	400	352
Vistra Corp. 144A 8.000% (1)(4)(7)	190	182
		4,218

Total Corporate Bonds and Notes (Identified Cost $75,432)		68,028

	Par Value	Value

Leveraged Loans—5.2%
Aerospace—0.3%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.314%, 2/15/29(5)	$ 163	$ 160
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.181%, 6/7/28(5)	205	203
Dynasty Acquisition Co., Inc.
2023, Tranche B-1 (1 month Term SOFR + 4.000%) 9.315%, 8/24/28(5)	158	157
2023, Tranche B-2 (1 month Term SOFR + 4.000%) 9.315%, 8/24/28(5)	68	67
Kestrel Bidco, Inc. (1 month Term SOFR + 3.100%) 8.415%, 12/11/26(5)	184	180
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.764%, 6/21/27(5)	240	250
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.492%, 8/24/28(5)	302	302
		1,319

Chemicals—0.2%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.181%, 11/8/27(5)	207	206
Trinseo Materials Operating SCA 2018 (3 month LIBOR + 2.000%) 7.538%, 9/6/24(5)	364	357

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Windsor Holdings III LLC Tranche B (1 month Term SOFR + 4.500%) 9.818%, 8/1/30(5)	$ 235	$ 234
		797

Consumer Non-Durables—0.2%
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.750%) 11.337%, 12/8/28(5)	213	207
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.253%, 12/22/26(5)	364	359
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 9.538%, 8/12/24(5)	325	299
		865

Energy—0.2%
Hamilton Projects Acquiror LLC (1 month Term SOFR + 4.614%) 9.946%, 6/17/27(5)	266	263
Medallion Midland Acquisition LLC (3 month Term SOFR + 3.750%) 9.253%, 10/18/28(5)	179	179
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.682% - 8.692%, 10/5/28(5)	197	196
Traverse Midstream Partners LLC 2023, Tranche B (3 month Term SOFR + 3.850%) 9.216%, 2/16/28(5)	379	379
		1,017

	Par Value	Value

Financials—0.2%
Asurion LLC Tranche B-9 (3 month LIBOR + 3.250%) 8.788%, 7/31/27(5)	$ 213	$ 205
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 2.750%) 8.172%, 6/15/25(5)	211	210
Castlelake Aviation One Designated Activity Co. 2023 (3 month Term SOFR + 2.750%) 8.004%, 10/22/27(5)	254	253
		668

Food / Tobacco—0.3%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.670%, 5/16/29(5)	274	267
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 7.681%, 1/29/27(5)	359	357
Naked Juice LLC (2-3 month Term SOFR + 3.350%) 8.592% - 8.669%, 1/24/29(5)	289	273
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.615%, 7/12/29(5)	189	189
Shearer’s Foods LLC First Lien (1 month Term SOFR + 3.500%) 8.946%, 9/23/27(5)	188	188
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.753%, 3/31/28(5)	180	177
		1,451

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—0.1%
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 10.476%, 2/12/26(5)	$ 279	$ 261
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 4.000%) 9.318%, 8/14/26(5)	145	145
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.696%, 3/3/28(5)	180	175
		581

Gaming / Leisure—0.4%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.681%, 2/6/30(5)	125	125
Carnival Corp. (1 month Term SOFR + 3.000%) 8.317%, 8/9/27(5)	170	170
ECL Entertainment LLC Tranche B (3 month LIBOR + 0.000%) 0.000%, 8/31/23(5)(11)	185	185
Entain plc Tranche B-2 (3-6 month Term SOFR + 3.600%) 8.437% - 8.885%, 10/31/29(5)	30	30
J&J Ventures Gaming LLC (3 month LIBOR + 4.000%) 9.538%, 4/26/28(5)	221	210
Ontario Gaming Gta Ltd. Partnership Tranche B (3 month LIBOR + 5.000%) 0.000%, 8/1/30(5)(11)	75	75
Playa Hotels & Resorts B.V. (1 month Term SOFR + 4.250%) 9.564%, 1/5/29(5)	195	195
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 9.520%, 11/1/26(5)	114	114
	Par Value	Value

Gaming / Leisure—continued
Scientific Games Holdings LP (3 month Term SOFR + 3.500%) 8.768%, 4/4/29(5)	$ 264	$ 263
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.369%, 4/29/26(5)	391	391
		1,758

Health Care—0.6%
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.696%, 9/29/28(5)	316	314
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 9.342%, 10/1/27(5)	183	180
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 9.592%, 8/19/28(5)	189	189
LifePoint Health, Inc. Tranche B, First Lien (3 month Term SOFR + 4.012%) 9.377%, 11/16/25(5)	338	335
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month Term SOFR + 3.500%) 9.003%, 11/30/27(5)	209	208
Phoenix Guarantor, Inc. Tranche B-1 (1 month Term SOFR + 3.364%) 8.696%, 3/5/26(5)	385	382
Phoenix Newco, Inc. First Lien (1 month Term SOFR + 3.364%) 8.696%, 11/15/28(5)	128	128
Sotera Health Holdings LLC (1 month Term SOFR + 3.750%) 9.068%, 12/11/26(5)	110	110

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month Term SOFR + 3.850%) 9.092%, 10/1/26(5)	$ 261	$ 261
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.250%) 9.753%, 11/20/26(5)	229	216
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.864%) 9.196%, 7/2/25(5)	307	300
		2,623

Housing—0.1%
SRS Distribution, Inc.
2021 (1 month Term SOFR + 3.614%) 8.946%, 6/2/28(5)	167	164
2022 (1 month Term SOFR + 3.600%) 8.931%, 6/2/28(5)	34	34
		198

Information Technology—0.7%
Applied Systems, Inc.
2026 (3 month Term SOFR + 4.500%) 9.742%, 9/18/26(5)	169	170
Second Lien (3 month Term SOFR + 6.750%) 11.992%, 9/17/27(5)	208	208
CDK Global, Inc. (3 month Term SOFR + 4.250%) 9.492%, 7/6/29(5)	379	379
ConnectWise LLC (1 month Term SOFR + 3.614%) 8.946%, 9/29/28(5)	107	105
Epicor Software Corp.
First Lien (3 month LIBOR + 5.000%) 0.000%, 7/30/27(5)(11)	15	15
	Par Value	Value

Information Technology—continued
Tranche C (1 month Term SOFR + 3.364%) 8.696%, 7/30/27(5)	$ 193	$ 192
Finastra USA, Inc. First Lien (6 month LIBOR + 3.500%) 9.231%, 6/13/24(5)	278	277
Hyland Software, Inc. 2018 (1 month Term SOFR + 3.500%) 8.946%, 7/1/24(5)	213	213
Indicor LLC (3 month Term SOFR + 4.500%) 9.742%, 11/22/29(5)	244	245
Polaris Newco LLC First Lien (3 month LIBOR + 4.000%) 9.538%, 6/2/28(5)	195	189
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.696%, 3/10/28(5)	253	248
Proofpoint, Inc. (1 month Term SOFR + 3.364%) 8.696%, 8/31/28(5)	107	106
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 8.446%, 4/24/28(5)	180	177
Software AG (3 month LIBOR + 4.000%) 0.000%, 8/1/30(5)(11)	113	113
Sophia LP Tranche B (3 month LIBOR + 3.500%) 9.038%, 10/7/27(5)	247	246
UKG, Inc.
2021, Second Lien (3 month Term SOFR + 5.350%) 10.618%, 5/3/27(5)	20	20

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—continued
2021-2, First Lien (3 month Term SOFR + 3.350%) 8.618%, 5/4/26(5)	$ 210	$ 210
		3,113

Manufacturing—0.3%
Alliance Laundry Systems LLC Tranche B (1-3 month Term SOFR + 3.600%) 8.901% - 8.912%, 10/8/27(5)	183	183
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 4.750%) 10.253%, 6/23/28(5)	166	164
Second Lien (3 month Term SOFR + 8.250%) 13.753%, 6/25/29(5)	95	89
Chart Industries, Inc. (1 month Term SOFR + 3.850%) 9.164%, 3/15/30(5)	175	175
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 9.168%, 2/23/29(5)	244	244
Star U.S. Bidco LLC (1 month Term SOFR + 4.350%) 9.681%, 3/17/27(5)	210	210
		1,065

Media / Telecom - Broadcasting—0.1%
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.842%, 12/17/26(5)	125	116
Univision Communications, Inc. 2021 (1 month Term SOFR + 3.364%) 8.696%, 3/15/26(5)	354	354
		470

	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.1%
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.446%, 8/2/27(5)	$ 328	$ 324
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.503%, 11/12/27(5)	175	170
		494

Media / Telecom - Diversified Media—0.1%
McGraw-Hill Education, Inc. (1 month Term SOFR + 4.864%) 10.196%, 7/28/28(5)	217	212
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.398%, 4/11/29(5)	219	200
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month Term SOFR + 2.864%) 8.196%, 5/18/25(5)	208	207
		619

Metals / Minerals—0.1%
Arsenal Aic Parent LLC Tranche B (1 month Term SOFR + 4.500%) 9.879%, 8/19/30(5)	95	95
Covia Holdings Corp. (3 month LIBOR + 4.000%) 0.000%, 7/31/26(5)(11)	275	273
		368

Retail—0.1%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.800%, 11/8/27(5)	204	204

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Retail—continued
PetsMart LLC (1 month Term SOFR + 3.850%) 9.181%, 2/11/28(5)	$ 166	$ 166
Rising Tide Holdings, Inc. Tranche A (3 month Term SOFR + 5.000%) 10.422%, 6/1/28(5)	193	95
		465

Service—0.8%
AlixPartners LLP (1 month Term SOFR + 2.864%) 8.196%, 2/4/28(5)	50	50
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.931%, 12/11/28(5)	284	272
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 3.250%) 8.619%, 4/20/29(5)	223	222
Carlisle Foodservice Products, Inc. First Lien (1 month Term SOFR + 3.100%) 8.431%, 3/20/25(5)	267	256
DG Investment Intermediate Holdings 2, Inc. 2022 (1 month Term SOFR + 4.750%) 10.081%, 3/31/28(5)	200	198
DXP Enterprises, Inc. (3 month Term SOFR + 5.250%) 10.444%, 12/23/27(5)	205	204
Garda World Security Corp. Tranche B-2 (1 month Term SOFR + 4.350%) 9.668%, 10/30/26(5)	75	75
Grab Holdings, Inc. (1 month Term SOFR + 4.614%) 9.946%, 1/29/26(5)	126	126
	Par Value	Value

Service—continued
Kuehg Corp. (3 month Term SOFR + 5.000%) 10.242%, 5/23/30(5)	$ 275	$ 275
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.392%, 11/23/28(5)	187	187
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.181%, 2/1/28(5)	357	354
PODS LLC (1 month Term SOFR + 3.114%) 8.446%, 3/31/28(5)	207	201
Sedgwick Claims Management Services, Inc. 2023 (1 month Term SOFR + 3.750%) 9.081%, 2/24/28(5)	194	194
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.350%) 8.681%, 2/10/29(5)	202	201
TMF Sapphire Bidco B.V. Tranche B-2 (2 month Term SOFR + 3.750%) 10.370%, 5/3/28(5)	125	125
Weld North Education LLC 2021 (1 month Term SOFR + 3.864%) 9.196%, 12/21/27(5)	287	283
		3,223

Transportation - Automotive—0.2%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1-6 month Term SOFR + 3.600%) 8.436% - 8.912%, 12/13/29(5)	291	290

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—continued
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 9.081%, 5/6/30(5)	$ 315	$ 314
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 3.750%) 9.380%, 10/28/27(5)	162	151
		755

Utilities—0.1%
Brookfield WEC Holdings, Inc. (1 month Term SOFR + 2.750%) 8.196%, 8/1/25(5)	206	206
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 4.250%) 9.564%, 8/7/29(5)	85	85
		291

Total Leveraged Loans (Identified Cost $22,252)		22,140

	Shares
Preferred Stocks—0.5%
Financials—0.4%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)(4)	310(12)	276
JPMorgan Chase & Co. Series HH, 4.600%(1)	285(12)	268
MetLife, Inc. Series D, 5.875%(1)	209(12)	195
Truist Financial Corp. Series Q, 5.100%(1)	375(12)	328
Zions Bancorp NA, 6.950%	17,485	437
		1,504

	Shares	Value

Industrials—0.1%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.882%(1)(5)	622(12)	$ 622
Total Preferred Stocks (Identified Cost $2,285)		2,126

Common Stocks—107.1%
Communication Services—2.4%
Cellnex Telecom S.A.	261,482	10,009
Consumer Discretionary—0.0%
MYT Holding LLC Class B(6)(13)	22,362	7
NMG Parent LLC(6)(13)	368	42
		49

Energy—14.7%
Cheniere Energy, Inc.(1)	122,118	19,930
DT Midstream, Inc.(1)	125,636	6,569
Enbridge, Inc.(1)	459,757	16,128
Pembina Pipeline Corp.	177,368	5,513
Targa Resources Corp.(1)	112,879	9,736
Williams Cos., Inc. (The)(1)	149,863	5,175
		63,051

Industrials—27.0%
Aena SME S.A.(1)	123,620	19,437
Atlas Arteria Ltd.(1)	2,863,707	11,282
Auckland International Airport Ltd.(1)	2,069,233	9,637
Canadian Pacific Kansas City Ltd.(1)	115,337	9,155
Ferrovial SE(1)	242,781	7,700
Flughafen Zurich AG Registered Shares(1)	46,778	9,643
Norfolk Southern Corp.(1)	39,729	8,145
Transurban Group	3,099,517	26,630
Union Pacific Corp.	30,460	6,719

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Shares	Value

Industrials—continued
Vinci S.A.(1)	65,836	$ 7,350
		115,698

Real Estate—8.8%
American Tower Corp.(1)	130,814	23,719
Crown Castle, Inc.(1)	139,486	14,019
		37,738

Utilities—54.2%
Ameren Corp.(1)	130,755	10,365
American Electric Power Co., Inc.(1)	159,361	12,494
APA Group(1)	909,920	5,300
Atmos Energy Corp.(1)	69,173	8,021
CenterPoint Energy, Inc.(1)	431,970	12,048
CMS Energy Corp.(1)	157,937	8,874
Dominion Energy, Inc.	270,010	13,106
DTE Energy Co.(1)	76,906	7,950
Edison International(1)	102,003	7,023
EDP - Energias de Portugal S.A.(1)	1,629,975	7,434
Emera, Inc.	240,100	9,000
Entergy Corp.(1)	70,117	6,679
Evergy, Inc.(1)	123,096	6,767
Iberdrola S.A.	473,830	5,631
National Grid plc	1,196,807	15,013
NextEra Energy, Inc.(1)	371,866	24,841
NiSource, Inc.(1)	318,734	8,529
Orsted AS(1)	91,400	5,884
Public Service Enterprise Group, Inc.(1)	117,748	7,192
Sempra (1)	241,878	16,985
Severn Trent plc	237,877	7,232
Southern Co. (The)(1)	150,864	10,218
United Utilities Group plc(1)	379,770	4,556
Xcel Energy, Inc.(1)	189,777	10,842
		231,984

Total Common Stocks (Identified Cost $491,342)		458,529
	Shares	Value

Rights—0.0%
	Utilities—0.0%
Vistra Energy Corp., 12/29/49(6)(13)	2,084	$ 2
	Total Rights (Identified Cost $2)	2

	Total Long-Term Investments—146.2% (Identified Cost $673,065)	625,859

	TOTAL INVESTMENTS—146.2% (Identified Cost $673,065)	$625,859
	Other assets and liabilities, net—(46.2)%	(197,691)
	NET ASSETS—100.0%	$428,168

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
NA	National Association
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	All or a portion of securities is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $383,528.
(2)	Security in default; no interest payments are being received.

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, these securities amounted to a value of $87,613 or 20.5% of net assets.
(5)	Variable rate security. Rate disclosed is as of August 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	No contractual maturity date.
(8)	Amount is less than $500 (not in thousands).
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	Security in default, interest payments are being received during the bankruptcy proceedings.
(11)	This loan will settle after August 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(12)	Value shown as par value.
(13)	Non-income producing.

Country Weightings†
United States	65%
Australia	7
Canada	7
Spain	6
United Kingdom	5
Switzerland	2
New Zealand	2
Other	6
Total	100%
†% of total investments as of August 31, 2023.

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of August 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$24,320	$—	$23,845	$475
Corporate Bonds and Notes	68,028	—	68,021	7
Foreign Government Securities	10,309	—	10,309	—
Leveraged Loans	22,140	—	22,140	—
Mortgage-Backed Securities	30,074	—	30,074	—
Municipal Bonds	2,124	—	2,124	—
U.S. Government Securities	8,207	—	8,207	—
Equity Securities:
Common Stocks	458,529	458,480	—	49
Preferred Stocks	2,126	437	1,689	—
Rights	2	—	—	2
Total Investments	$625,859	$458,917	$166,409	$533
Security held by the Fund with an end of period value of $8 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Security held by the Fund with an end of period value of $475 was transferred from Level 2 to Level 3 due to an decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended August 31, 2023.
See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023
Note 1. Significant Accounting Policies
The Fund’s Board of Trustees has designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•    Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.